UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 86.6%
Financial Institutions - 39.2%
Banking - 23.1%
ABN AMRO Bank NV
6.25%, 9/13/22 (a)	$255	$272,213
Bank of America Corp.
3.875%, 3/22/17	100	105,808
4.10%, 7/24/23	425	425,226
5.00%, 5/13/21	235	252,611
5.70%, 1/24/22	140	157,239
5.875%, 2/07/42	110	123,546
Series 1
3.75%, 7/12/16	175	184,996
Bank of New York Mellon Corp. (The)
Series D
4.50%, 6/20/23	180	167,625
Bank One Michigan
8.25%, 11/01/24	440	568,693
Barclays Bank PLC
5.14%, 10/14/20	225	233,143
BB&T Corp.
5.25%, 11/01/19	275	308,438
BNP Paribas SA
5.00%, 1/15/21	89	95,014
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
4.80%, 6/24/15 (a)	100	105,081
Capital One Bank USA NA
3.375%, 2/15/23	550	519,501
Citigroup, Inc.
3.50%, 5/15/23	350	318,045
6.625%, 1/15/28	405	465,629
Countrywide Financial Corp.
6.25%, 5/15/16	253	277,969
Fifth Third Bancorp
3.50%, 3/15/22	31	30,855
5.45%, 1/15/17	105	116,091
Goldman Sachs Group, Inc. (The)
2.375%, 1/22/18	130	128,443
5.75%, 1/24/22	435	484,162
6.00%, 6/15/20	320	363,946
6.125%, 2/15/33	2	2,216
6.75%, 10/01/37	115	121,000
Series G
7.50%, 2/15/19	75	90,497
JPMorgan Chase & Co.
4.50%, 1/24/22	457	483,598
4.95%, 3/25/20	220	242,256
Morgan Stanley
5.625%, 9/23/19	280	309,948
Series G
5.50%, 7/24/20	700	767,950
6.625%, 4/01/18	100	115,302
People’s United Financial, Inc.
3.65%, 12/06/22	175	165,375
PNC Bank NA
4.875%, 9/21/17	650	721,730

	Principal Amount (000)	U.S. $ Value
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23	$43	$39,130
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)	100	100,750
Regions Financial Corp.
2.00%, 5/15/18	300	288,802
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)	340	376,210
Santander Holdings USA, Inc./PA
3.00%, 9/24/15	99	101,879
State Street Corp.
4.956%, 3/15/18	240	264,716
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	173,201
UBS AG/Stamford CT
7.50%, 7/15/25	100	118,760
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	100	102,500
Wachovia Bank NA
5.85%, 2/01/37	800	901,145
Zions BanCorp.
4.50%, 6/13/23	175	173,708

		11,364,947

Brokerage - 0.6%
Nomura Holdings, Inc.
2.00%, 9/13/16	279	277,285

Finance - 2.6%
GE Capital Trust I
6.375%, 11/15/67	345	366,131
General Electric Capital Corp.
5.875%, 1/14/38	140	153,503
Series G
5.625%, 5/01/18	490	563,180
HSBC Finance Capital Trust IX
5.911%, 11/30/35	170	173,400

		1,256,214

Insurance - 7.5%
American International Group, Inc.
6.40%, 12/15/20	285	336,321
8.175%, 5/15/58	65	79,462
Assurant, Inc.
2.50%, 3/15/18	105	103,014
5.625%, 2/15/14	70	71,756
Chubb Corp. (The)
5.75%, 5/15/18	190	221,445
Cigna Corp.
4.00%, 2/15/22	175	179,683
CIGNA Corp.
7.875%, 5/15/27	65	81,041
Coventry Health Care, Inc.
6.125%, 1/15/15	55	59,049
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	42	54,004

	Principal Amount (000)	U.S. $ Value
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	$190	$210,052
5.50%, 3/30/20	100	112,828
6.10%, 10/01/41	45	52,019
Lincoln National Corp.
4.85%, 6/24/21	100	107,706
8.75%, 7/01/19	82	106,611
Markel Corp.
7.125%, 9/30/19	59	70,956
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	177,000
Metropolitan Life Global Funding I
1.50%, 1/10/18 (a)	250	244,295
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	170	235,485
Principal Financial Group, Inc.
1.85%, 11/15/17	170	167,710
Progressive Corp. (The)
6.70%, 6/15/37	62	67,580
Prudential Financial, Inc.
4.50%, 11/15/20	39	42,100
5.625%, 6/15/43	200	194,000
Series B
5.75%, 7/15/33	135	147,058
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	111,923
UnitedHealth Group, Inc.
3.375%, 11/15/21	170	169,771
3.875%, 10/15/20	90	94,326
WellPoint, Inc.
7.00%, 2/15/19	105	126,061
XL Group PLC
6.25%, 5/15/27	75	84,702

		3,707,958

REITS - 5.4%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100	96,081
Boston Properties LP
3.125%, 9/01/23	200	185,712
BRE Properties, Inc.
3.375%, 1/15/23	225	210,759
DDR Corp.
9.625%, 3/15/16	105	125,576
Digital Realty Trust LP
3.625%, 10/01/22	190	176,367
Duke Realty LP
6.75%, 3/15/20	55	63,386
Essex Portfolio LP
3.25%, 5/01/23	56	51,809
HCP, Inc.
6.70%, 1/30/18	160	187,895
Health Care REIT, Inc.
2.25%, 3/15/18	107	105,649
5.25%, 1/15/22	140	152,503
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (a)	140	132,396

	Principal Amount (000)	U.S. $ Value
Hospitality Properties Trust
5.00%, 8/15/22	$210	$212,273
Kimco Realty Corp.
6.875%, 10/01/19	70	85,177
Realty Income Corp.
5.75%, 1/15/21	160	177,431
Ventas Realty LP/Ventas Capital Corp.
2.00%, 2/15/18	216	211,482
4.25%, 3/01/22	129	130,870
Vornado Realty LP
5.00%, 1/15/22	215	227,222
Washington Real Estate Investment Trust
3.95%, 10/15/22	150	144,457

		2,677,045

		19,283,449

Industrial - 38.0%
Basic - 5.9%
Alpek SA de CV
4.50%, 11/20/22 (a)	200	193,000
Barrick Gold Corp.
4.10%, 5/01/23 (a)	215	182,859
CF Industries, Inc.
3.45%, 6/01/23	30	28,450
7.125%, 5/01/20	50	59,526
Dow Chemical Co. (The)
3.00%, 11/15/22	170	159,529
4.375%, 11/15/42	70	62,470
7.375%, 11/01/29	245	312,186
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18 (a)	69	65,377
3.10%, 3/15/20 (a)	51	46,767
3.55%, 3/01/22	210	189,750
Georgia-Pacific LLC
7.25%, 6/01/28	240	296,225
International Paper Co.
4.75%, 2/15/22	175	185,528
7.95%, 6/15/18	50	62,291
9.375%, 5/15/19	81	107,131
Newmont Mining Corp.
3.50%, 3/15/22	230	198,154
Southern Copper Corp.
5.25%, 11/08/42	200	159,041
Vale Overseas Ltd.
4.375%, 1/11/22	270	255,764
6.25%, 1/11/16	100	109,800
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (a)	240	219,432

		2,893,280

Capital Goods - 1.7%
BAE Systems PLC
4.75%, 10/11/21 (a)	72	75,511
Boeing Co. (The)
5.875%, 2/15/40	140	168,289

	Principal Amount (000)	U.S. $ Value
Embraer SA
5.15%, 6/15/22	$200	$202,000
Kennametal, Inc.
2.65%, 11/01/19	130	125,901
Owens Corning
9.00%, 6/15/19	210	256,844

		828,545

Communications - Media - 4.4%
CBS Corp.
3.375%, 3/01/22	23	22,187
5.75%, 4/15/20	169	191,473
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	156,082
COX Communications, Inc.
5.875%, 12/01/16 (a)	135	152,727
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	390	374,899
Discovery Communications LLC
4.875%, 4/01/43	84	80,073
Grupo Televisa SAB
6.00%, 5/15/18	100	113,000
News America, Inc.
3.00%, 9/15/22	110	103,734
7.43%, 10/01/26	55	65,914
8.875%, 4/26/23	125	163,476
Omnicom Group, Inc.
6.25%, 7/15/19	165	192,613
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	75	94,363
TCI Communications, Inc.
7.875%, 2/15/26	150	198,360
Time Warner Cable, Inc.
4.00%, 9/01/21	105	99,813
4.50%, 9/15/42	100	77,157
5.50%, 9/01/41	25	21,407
5.875%, 11/15/40	30	26,659
6.55%, 5/01/37	39	37,259

		2,171,196

Communications - Telecommunications - 5.9%
America Movil SAB de CV
5.00%, 3/30/20	130	140,570
American Tower Corp.
4.50%, 1/15/18	40	42,528
7.25%, 5/15/19	150	177,965
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	141,532
AT&T, Inc.
3.00%, 2/15/22	420	403,629
3.875%, 8/15/21	230	237,563
BellSouth Corp.
6.55%, 6/15/34	145	157,405
British Telecommunications PLC
9.625%, 12/15/30 (b)	175	265,884

	Principal Amount (000)	U.S. $ Value
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	$55	$71,404
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	190	185,416
Qwest Corp.
6.75%, 12/01/21	210	235,004
Telefonica Emisiones SAU
5.462%, 2/16/21	345	359,655
United States Cellular Corp.
6.70%, 12/15/33	25	24,415
Verizon Communications, Inc.
3.50%, 11/01/21	275	275,121
Verizon New York, Inc.
Series B
7.375%, 4/01/32	170	204,750

		2,922,841

Consumer Cyclical - Automotive - 2.0%
Ford Motor Co.
6.50%, 8/01/18	225	257,410
Ford Motor Credit Co. LLC
5.00%, 5/15/18	575	623,376
Johnson Controls, Inc.
5.50%, 1/15/16	105	115,641

		996,427

Consumer Cyclical - Entertainment - 1.0%
Time Warner, Inc.
3.40%, 6/15/22	210	205,375
4.70%, 1/15/21	60	64,546
6.25%, 3/29/41	130	146,680
Viacom, Inc.
6.25%, 4/30/16	75	84,825

		501,426

Consumer Cyclical - Other - 1.1%
Carnival Corp.
1.875%, 12/15/17	180	175,806
Host Hotels & Resorts LP Series D
3.75%, 10/15/23	91	84,451
Marriott International, Inc./DE
3.00%, 3/01/19	151	152,924
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	113,814

		526,995

Consumer Cyclical - Restaurants - 0.1%
Yum! Brands, Inc.
3.875%, 11/01/20	60	60,192

Consumer Cyclical - Retailers - 1.7%
CVS Caremark Corp.
5.75%, 5/15/41	150	171,603

	Principal Amount (000)	U.S. $ Value
Dollar General Corp.
3.25%, 4/15/23	$105	$97,968
Home Depot, Inc. (The)
5.40%, 9/15/40	130	145,908
5.875%, 12/16/36	30	35,609
Kohl’s Corp.
6.25%, 12/15/17	85	98,504
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	288	291,676

		841,268

Consumer Non-Cyclical - 3.9%
AbbVie, Inc.
1.75%, 11/06/17 (a)	63	62,475
Actavis, Inc.
1.875%, 10/01/17	130	128,119
Ahold Finance USA LLC
6.875%, 5/01/29	75	90,053
Altria Group, Inc.
4.75%, 5/05/21	370	397,930
9.25%, 8/06/19	22	29,300
9.70%, 11/10/18	26	34,810
Bristol-Myers Squibb Co.
5.45%, 5/01/18	20	23,290
5.875%, 11/15/36	52	60,711
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (a)	200	205,965
Kroger Co. (The)
3.40%, 4/15/22	220	215,712
3.85%, 8/01/23	50	49,658
McKesson Corp.
7.50%, 2/15/19	105	130,895
Procter & Gamble Co. (The)
5.80%, 8/15/34	55	65,115
Reynolds American, Inc.
3.25%, 11/01/22	61	57,750
Tyson Foods, Inc.
4.50%, 6/15/22	110	113,219
Whirlpool Corp.
3.70%, 3/01/23	120	115,829
Wyeth LLC
6.00%, 2/15/36	100	119,274

		1,900,105

Energy - 6.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16	230	260,050
6.375%, 9/15/17	35	40,801
6.45%, 9/15/36	80	93,775
Apache Corp.
4.25%, 1/15/44	215	192,232
ConocoPhillips Holding Co.
6.95%, 4/15/29	166	215,042
Encana Corp.
3.90%, 11/15/21	210	213,814
Hess Corp.
5.60%, 2/15/41	40	41,758

	Principal Amount (000)	U.S. $ Value
7.875%, 10/01/29	$144	$183,260
Lukoil International Finance BV
6.356%, 6/07/17 (a)	100	110,770
Nabors Industries, Inc.
9.25%, 1/15/19	174	217,118
National Oilwell Varco, Inc.
1.35%, 12/01/17	180	175,607
Noble Energy, Inc.
4.15%, 12/15/21	68	70,511
8.25%, 3/01/19	48	60,950
Noble Holding International Ltd.
4.90%, 8/01/20	90	95,878
Phillips 66
4.30%, 4/01/22	54	55,598
Talisman Energy, Inc.
3.75%, 2/01/21	109	109,401
7.75%, 6/01/19	96	118,276
Transocean, Inc.
6.375%, 12/15/21	195	220,038
6.50%, 11/15/20	90	101,217
Valero Energy Corp.
6.125%, 2/01/20	70	81,185
6.625%, 6/15/37	67	74,977
7.50%, 4/15/32	46	55,532
Weatherford International Ltd./Bermuda
4.50%, 4/15/22	205	204,065
5.125%, 9/15/20	85	89,449
9.625%, 3/01/19	45	57,734

		3,139,038

Technology - 1.8%
Hewlett-Packard Co.
4.30%, 6/01/21	80	79,663
4.65%, 12/09/21	244	247,471
Motorola Solutions, Inc.
3.75%, 5/15/22	220	214,467
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	120	118,789
Total System Services, Inc.
2.375%, 6/01/18	105	102,112
Xerox Corp.
5.625%, 12/15/19	100	111,771

		874,273

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.75%, 12/15/16	130	144,086

Transportation - Railroads - 0.9%
CSX Corp.
4.40%, 3/01/43	180	165,362
Norfolk Southern Corp.
3.25%, 12/01/21	230	227,621
Union Pacific Corp.
4.00%, 2/01/21	40	42,683

		435,666

	Principal Amount (000)	U.S. $ Value
Transportation - Services - 0.9%
Asciano Finance Ltd.
5.00%, 4/07/18 (a)	$39	$41,601
FedEx Corp.
8.00%, 1/15/19	40	50,502
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 5/11/17 (a)	120	124,737
Ryder System, Inc.
2.50%, 3/01/18	185	185,068
5.85%, 11/01/16	28	31,293

		433,201

		18,668,539

Utility - 9.1%
Electric - 4.5%
CMS Energy Corp.
6.25%, 2/01/20	165	191,724
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	108,972
Series 07-A
6.30%, 8/15/37	30	37,193
Enersis SA/Cayman Island
7.40%, 12/01/16	70	80,893
Exelon Corp.
4.90%, 6/15/15	220	234,897
FirstEnergy Corp.
Series A
2.75%, 3/15/18	100	96,824
Series B
4.25%, 3/15/23	30	27,389
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	125	130,820
Integrys Energy Group, Inc.
6.11%, 12/01/66	120	126,000
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	150	173,276
Oncor Electric Delivery Co. LLC
6.80%, 9/01/18	165	198,675
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	48,939
PacifiCorp
6.00%, 1/15/39	70	84,786
Potomac Electric Power Co.
6.50%, 11/15/37	65	83,338
PPL Capital Funding, Inc.
3.50%, 12/01/22	109	105,257
PPL Energy Supply LLC
4.60%, 12/15/21	50	51,065
PSEG Power LLC
4.15%, 9/15/21	23	23,568
System Energy Resources, Inc.
4.10%, 4/01/23	97	96,283
Virginia Electric and Power Co.
1.20%, 1/15/18	300	293,715

		2,193,614

	Principal Amount (000)	U.S. $ Value
Natural Gas - 4.6%
AGL Capital Corp.
5.25%, 8/15/19	$105	$119,669
CenterPoint Energy Resources Corp.
4.50%, 1/15/21	99	107,168
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	15	16,896
DCP Midstream LLC
9.75%, 3/15/19 (a)	90	115,557
Enbridge Energy Partners LP
4.20%, 9/15/21	100	102,112
Energy Transfer Partners LP
4.65%, 6/01/21	70	72,820
5.20%, 2/01/22	170	181,826
Enterprise Products Operating LLC
5.25%, 1/31/20	200	224,548
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	175	174,424
7.40%, 3/15/31	145	176,094
Nisource Finance Corp.
6.80%, 1/15/19	100	117,903
ONEOK Partners LP
3.375%, 10/01/22	240	222,933
Spectra Energy Capital LLC
8.00%, 10/01/19	70	87,783
Spectra Energy Partners LP
4.60%, 6/15/21	75	75,819
Williams Partners LP
5.25%, 3/15/20	300	323,511
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 2/01/17	115	133,806

		2,252,869

		4,446,483

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21	130	129,459

Total Corporates - Investment Grades (cost $42,636,074)		42,527,930

GOVERNMENTS - TREASURIES - 8.5%
United States - 8.5%
U.S. Treasury Bonds
3.125%, 2/15/42	565	515,209
4.50%, 2/15/36	440	512,600
4.625%, 2/15/40	195	231,898
U.S. Treasury Notes
1.375%, 6/30/18	1,740	1,740,407
1.75%, 5/15/22	1,245	1,177,984

Total Governments - Treasuries (cost $4,146,006)		4,178,098

Company	Shares
PREFERRED STOCKS - 0.9%
Financial Institutions - 0.9%
Banking - 0.5%
US Bancorp/MN
6.00%	9,000	$239,850

Insurance - 0.4%
Allstate Corp. (The)
5.10%	6,950	174,584

Total Preferred Stocks (cost $428,176)		414,434

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.5%
Financial Institutions - 0.3%
Finance - 0.3%
International Lease Finance Corp.
5.625%, 9/20/13	$65	65,163
SLM Corp.
5.05%, 11/14/14	110	113,575

		178,738

Industrial - 0.2%
Basic - 0.2%
Commercial Metals Co.
7.35%, 8/15/18	80	88,000

Total Corporates - Non-Investment Grades (cost $252,093)		266,738

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Mexico - 0.5%
Comision Federal de Electricidad
5.75%, 2/14/42 (a)	200	190,000
Pemex Project Funding Master Trust
6.625%, 6/15/35	70	74,900

Total Quasi-Sovereigns (cost $283,491)		264,900

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Basic - 0.1%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20 (cost $32,244)	31	26,277

SHORT-TERM INVESTMENTS - 2.4%
Time Deposit - 2.4%
State Street Time Deposit
0.01%, 8/01/13 (cost $1,193,130)	1,193	1,193,130

U.S. $ Value
Total Investments - 99.5% (cost $48,971,214)(c)	$48,871,507
Other assets less liabilities - 0.5%	264,036

Net Assets - 100.0%	$49,135,543

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$470	6/10/23	2.264%	3 Month LIBOR	$19,455
Deutsche Bank AG	600	6/10/43	3 Month LIBOR	3.191%	(48,299)
JPMorgan Chase Bank, NA	520	6/10/23	2.293%	3 Month LIBOR	20,140
JPMorgan Chase Bank, NA	350	6/10/33	3 Month LIBOR	3.027%	(23,038)

					$(31,742)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $3,902,948 or 7.9% of net assets.
(b)	Variable rate coupon, rate shown as of July 31, 2013.
(c)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $956,180 and gross unrealized depreciation of investments was $(1,055,887), resulting in net unrealized depreciation of $(99,707).

Glossary:

LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$42,527,930		$	– 0	–	$42,527,930
Governments - Treasuries		– 0	–	4,178,098			– 0	–	4,178,098
Preferred Stocks		414,434		– 0	–		– 0	–	414,434
Corporates - Non-Investment Grades		– 0	–	266,738			– 0	–	266,738
Quasi-Sovereigns		– 0	–	264,900			– 0	–	264,900
Emerging Markets - Corporate Bonds		– 0	–	26,277			– 0	–	26,277
Short-Term Investments		– 0	–	1,193,130			– 0	–	1,193,130

Total Investments in Securities		414,434		48,457,073			– 0	–	48,871,507
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	39,595			– 0	–	39,595
Liabilities:
Interest Rate Swaps		– 0	–	(71,337)			– 0	–	(71,337)

Total^		$414,434		$48,425,331		$	– 0	–	$48,839,765

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Shares

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 91.6%
Alabama - 1.5%
Cullman Cnty AL Hlth Care Auth
(Cullman Regl Med Ctr)
Series 2009A
7.00%, 2/01/36	$400	$415,820
Pell City AL Spl Care Fac Fin Auth
(Noland Health Services)
5.00%, 12/01/31	3,000	2,989,080
Selma AL IDB
(International Paper Co.)
Series 2010A
5.80%, 5/01/34	200	207,882

		3,612,782

Alaska - 0.0%
Koyukuk AK Hlth Care Fac
(Tanana Chiefs Conference)
7.75%, 10/01/41	100	107,397

Arizona - 1.4%
Arizona Hlth Fac Auth
(Beatitudes Campus)
5.10%, 10/01/22	200	183,608
5.20%, 10/01/37	350	292,299
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	150	140,321
Mohave Cnty AZ IDA
(Mohave Correctional Fac Prog)
8.00%, 5/01/25	100	121,753
Quechan Indian Tribe
Series 2012A
9.75%, 5/01/25	100	104,568
Salt Verde Fin Corp. Gas
(Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	2,735	2,612,581

		3,455,130

California - 12.2%
Assn Bay Area Govt CA Non-Prof
(Episcopal Senior Communities)
5.00%, 7/01/47	1,000	913,500
6.125%, 7/01/41	100	105,994
Bay Area Toll Auth CA
Series 2013S
5.00%, 4/01/27 (a)	1,000	1,059,650
California Ed Fac Auth
(Univ of The Pacific)
Series 2012A
5.00%, 11/01/42	100	100,529
California GO
5.00%, 4/01/42	1,005	1,017,613
California Mun Fin Auth
(Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	85	93,195

	Principal Amount (000)	U.S. $ Value
California Mun Fin Auth
(Goodwill Industries, Inc.)
Series 2012A
6.625%, 1/01/32	$1,000	$1,034,050
California Mun Fin Auth
(Partnerships Uplift Cmnty Proj)
5.30%, 8/01/47	1,025	928,281
California Mun Fin Auth
(Rocketship Seven-Alma Academy)
6.25%, 6/01/43	765	697,014
California Poll Cntl Fin Auth
(Poseidon Resources LP)
5.00%, 11/21/45 (b)	4,400	3,709,288
California St Sch Fin Auth Edu
(Tri Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	750	759,728
California State Univ
Series 2012A
5.00%, 11/01/30	5,000	5,299,450
California Statewide CDA
(Eskaton Properties, Inc.)
5.25%, 11/15/34	530	526,597
California Statewide CDA
(Front Porch Communities)
5.125%, 4/01/37 (b)	100	94,056
California Statewide CDA
(Rocketship Four-Mosiac Elementary)
Series 2011A
8.50%, 12/01/41	100	109,266
California Statewide CDA
(Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	149,436
California Statewide CDA
(The Terraces at San Joaquin Gardens)
6.00%, 10/01/42-10/01/47	750	749,168
California Statewide CDA
(Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (b)	100	98,218
Gilroy CA School Fac Fin Auth
(Gilroy CA USD GO)
Series 2013A
5.00%, 8/01/46	3,425	3,301,768
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47	4,140	2,937,206
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (c)	1,000	1,066,750
Poway CA USD CFD #6
5.00%, 9/01/36	300	286,932
San Buenaventura CA Hosp
(Community Memorial Hlth System)
7.50%, 12/01/41	100	113,059

	Principal Amount (000)	U.S. $ Value
San Diego CA Pub Fac Fin Auth
(San Diego CA Wtr)
Series 2012A
5.00%, 8/01/30	$400	$425,908
San Francisco City/Cnty CA Redev CFD #6
(Mission Bay South Public Imp)
5.00%, 8/01/31	1,000	979,090
San Jose CA Arpt
AMBAC Series 2007A
5.00%, 3/01/37	100	94,443
Southern CA Logistics Arpt Auth Proj
5.00%, 12/01/43	1,585	1,157,240
XLCA
5.00%, 12/01/36	100	76,224
Tobacco Securitization Auth Southern CA
Series 2006A1-SNR
5.125%, 6/01/46	510	386,060
Univ of California CA Revenues
5.00%, 5/15/33 (c)	1,000	1,056,970
Upland CA Cmnty Redev Agy
(Upland CA Cmnty Fac Dist Spl Tax)
5.00%, 9/01/31	225	220,275
Vernon CA Elec Sys
Series 2012A
5.50%, 8/01/41	100	100,140

		29,647,098

Colorado - 1.5%
Colorado Hlth Fac Auth
(Evangelical Luth Good Sam Soc)
5.00%, 12/01/42	910	865,638
E-470 Pub Hwy Auth CO
Series 2010C
5.375%, 9/01/26	1,000	1,040,790
Park Creek Met Dist CO
5.50%, 12/01/37	200	208,220
Plaza Met District #1 CO
5.00%, 12/01/40	1,500	1,394,490
Regional Trnsp Dist CO
(Denver Transit Partners)
6.00%, 1/15/41	200	219,590

		3,728,728

Delaware - 0.5%
Delaware EDA
(Newark Charter School)
5.00%, 9/01/42	1,310	1,250,133

District of Columbia - 0.8%
District of Columbia
(American Society of Hematology)
5.00%, 7/01/42	400	393,968
District of Columbia
(Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	100	102,048
District of Columbia
(Friendship Pub Charter Sch)
5.00%, 6/01/42	1,420	1,281,862

	Principal Amount (000)	U.S. $ Value
District of Columbia
(Howard Univ)
Series 2011A
6.25%, 10/01/32	$100	$108,723

		1,886,601

Florida - 6.6%
Alachua Cnty FL Hlth Fac Auth
(Oak Hammock at The Univ of Florida)
Series 2012A
8.00%, 10/01/46	435	488,462
Alachua Cnty FL Hlth Fac Auth
(Terraces at Bonita Springs)
8.125%, 11/15/46	100	109,125
Atlantic Beach FL Hlth Care Fac
(Fleet Landing Proj)
Series 2013A
5.00%, 11/15/37	1,750	1,669,430
Broward Cnty FL Arpt Sys
(Fort Lauderdale Hollywood Intl Arpt Fl)
Series 2012Q
5.00%, 10/01/42	2,000	1,990,740
Capital Trust Agy FL
(Million Air One)
7.75%, 1/01/41	520	549,250
Lakeland FL ED Fac
(Florida Southern College)
Series 2012
5.00%, 9/01/30-9/01/42	2,665	2,493,396
Martin Cnty FL Hlth Fac Auth
(Martin Mem Med Ctr)
5.50%, 11/15/32	600	605,106
Martin Cnty FL IDA
(Indiantown Cogen LP Proj)
4.20%, 12/15/25	1,150	1,007,687
Miami Beach FL Hlth Fac Auth
(Mt. Sinai Medical Center FL)
5.00%, 11/15/29	2,885	2,791,151
6.75%, 11/15/21	170	177,443
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	300	361,230
Palm Beach Cnty FL
(Sinai Residences of Boca Raton)
Zero Coupon, 6/01/16 (b)	450	450,000
Palm Beach Cnty FL Hlth Fac Auth
(Waterford Retirement Communities)
5.875%, 11/15/37	100	101,175
Tampa FL Solid Wst Sys
5.00%, 10/01/21 (a)	3,000	3,257,850

		16,052,045

Georgia - 0.1%
De Kalb Cnty GA Hosp Auth
(De Kalb Medical Center)
6.125%, 9/01/40	200	208,540

	Principal Amount (000)	U.S. $ Value
Idaho - 0.1%
Idaho Hsg & Fin Assn
(Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%,2/01/36	$200	$220,532

Illinois - 5.8%
Chicago IL Brd of Ed GO
Series 2012A
5.00%, 12/01/42	4,300	4,084,269
Chicago IL HFA MFHR
(Goldblatts Supportive Living Project)
6.375%, 12/01/52	1,050	930,962
Chicago IL Transit Auth Fed Hwy Grant
(Chicago IL Fed Hwy Grant)
5.00%, 6/01/18	1,170	1,312,810
Illinois Finance Auth
(Illinois Institute of Technology)
5.00%, 4/01/19	100	100,363
Illinois Finance Auth
(Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	405,868
Illinois Finance Auth
(Lutheran Senior Svcs)
5.75%, 5/15/46	2,010	1,867,732
Illinois Finance Auth
(Park Place of Elmhurst)
6.25%, 8/15/15	60	60,116
Illinois Finance Auth
(The Landing at Plymouth Place)
6.00%, 5/15/43	2,500	2,147,225
Illinois Finance Auth
(Uno Charter Sch Network, Inc.)
Series 2011A
7.125%, 10/01/41	100	112,654
Illinois GO
5.25%, 7/01/30	100	100,840
5.50%, 7/01/27	2,815	2,946,151

		14,068,990

Indiana - 3.8%
Indiana Finance Auth
(Community Health Network)
Series 2012A
5.00%, 5/01/42	3,475	3,331,656
Indiana Finance Auth
(Kings Daughters Hospital)
5.50%, 8/15/40-8/15/45	1,270	1,197,276
Indiana St Fin Auth
(East End Crossing Proj)
5.00%, 7/01/44-7/01/48	3,500	3,095,955
Knox Cnty IN Econ Dev
(Good Samaritan Hospital)
Series 2012A
5.00%, 4/01/37-4/01/42	1,740	1,627,064

		9,251,951

	Principal Amount (000)	U.S. $ Value
Iowa - 0.6%
Iowa Finance Auth
(Alcoa, Inc.)
4.75%, 8/01/42	$725	$589,294
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46	1,155	923,388

		1,512,682

Kentucky - 0.5%
Kentucky Econ Dev Fin Auth
(Masonic Homes of Kentucky)
5.50%, 11/15/45	1,000	905,290
Kentucky Econ Dev Fin Auth
(Owensboro Med Hlth Sys)
Series 2010A
6.00%, 6/01/30	200	208,026
6.375%, 6/01/40	100	106,608

		1,219,924

Louisiana - 1.5%
Jefferson Parish LA Hosp Svc Dist #2
(East Jefferson General Hospital)
6.375%, 7/01/41	940	993,824
Louisiana Loc Govt Envrn Fac & CDA
(Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	400	427,752
Port New Orleans LA Brd of Com
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,583,710
St John Baptist Parish LA
(Marathon Oil Corp.)
Series 2007A
5.125%, 6/01/37	650	643,338

		3,648,624

Maine - 0.8%
Maine Hlth & Hgr Ed Fac Auth
(Eastern Maine Med Ctr)
5.00%, 7/01/43	2,000	1,933,660

Massachusetts - 4.4%
Massachusetts Dev Fin Agy
(Merrimack College)
Series 2012A
5.25%, 7/01/42	745	720,244
Massachusetts Dev Fin Agy
(North Hill Communities)
Series 2013B
4.50%, 11/15/18	4,500	4,534,155
Massachusetts Sch Bldg Auth
(Massachusetts Sch Sales Tax)
Series 2012B
5.00%, 8/15/30	5,000	5,360,050

		10,614,449

Michigan - 3.6%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/31	120	123,414

	Principal Amount (000)	U.S. $ Value
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/32	$1,000	$904,550
5.25%, 7/01/39	400	365,188
Detroit MI Wtr Supply Sys
Series 2011A
5.25%, 7/01/41	1,115	1,017,761
Michigan Hosp Fin Auth
(Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32-11/15/46	300	299,251
Michigan Strategic Fund
(Detroit Renewable Pwr Proj)
8.50%, 12/01/30(b)	2,450	2,324,535
Michigan Strategic Fund
(Evangelical Homes of Michigan Hall)
5.50%, 6/01/47	2,000	1,739,640
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	2,250	1,811,295
Wayne Cnty MI Arpt Auth
(Detroit Metro Wayne Cnty Arpt)
NPFGC-RE
5.00%, 12/01/27	300	307,353

		8,892,987

Minnesota - 0.3%
Duluth MN EDA
(St Lukes Hlth Sys)
5.75%, 6/15/32	815	816,051

Missouri - 0.8%
Missouri Hlth & Ed Fac Auth
(Lutheran Senior Svcs)
5.50%, 2/01/42	100	99,288
Missouri St Hlth & Edl Facs Auth
(Coxhealth)
Series 2013A
5.00%, 11/15/44	2,000	1,935,360

		2,034,648

Nebraska - 0.8%
Central Plains Energy Proj Gas
(Goldman Sachs Group, Inc.(The))
5.00%, 9/01/32-9/01/42	2,075	2,007,842

Nevada - 0.1%
Reno NV Hosp
(Renown Regl Med Ctr)
Series 2007A
5.25%, 6/01/41	130	126,651

New Hampshire - 0.2%
New Hampshire Hlth & Ed Fac Auth
(Southern New Hampshire Univ.)
5.00%, 1/01/42	415	396,806

	Principal Amount (000)	U.S. $ Value
New Jersey - 4.4%
New Jersey EDA
(Continental Airlines)
5.25%, 9/15/29	$2,490	$2,327,926
7.00%, 11/15/30	220	219,389
New Jersey EDA
(Umm Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	689,643
New Jersey Hlth Care Fac Fin Auth
(Holy Name Hospital)
5.00%, 7/01/25	100	101,924
New Jersey Turnpike Auth
(New Jersey Turnpike)
Series 2013A
5.00%, 1/01/27	2,500	2,677,925
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
5.00%, 6/01/41	6,395	4,725,457

		10,742,264

New Mexico - 0.4%
New Mexico Hosp Equip Loan Coun
(Gerald Champion Regl Med Ctr)
5.50%, 7/01/42	1,060	901,191

New York - 8.2%
Build NYC Resource Corp.
(YMCA of Grtr New York)
5.00%, 8/01/42	900	886,446
Liberty NY Dev Corp.
(Goldman Sachs Group, Inc.(The)
5.25%, 10/01/35	1,325	1,374,396
Metropolitan Trnsp Auth NY
Series 2013C
5.00%, 11/15/42	4,800	4,799,616
Metropolitan Trnsp Auth NY
(Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (c)	190	199,844
Monroe Cnty NY IDC
(Rochester General Hospital)
Series 2013A
5.00%, 12/01/42	3,400	3,253,664
Nassau Cnty NY IDA
(Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	100	57,184
Nassau Cnty NY Local Econ Asst Corp.
(Winthrop Univ Hlth)
5.00%, 7/01/37	300	292,230
New York NY
5.00%, 10/01/28 (c)	500	538,785
New York NY IDA
(American Airlines, Inc.)
7.75%, 8/01/31	100	111,031

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth
(New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/29-12/15/30(c)	$1,005	$1,634,454
New York St Liberty Dev Corp.
(7 World Trade Ctr Proj)
5.00%, 3/15/44	100	92,491
Newburgh NY GO
Series 2012A
5.625%, 6/15/34	245	236,101
Niagara NY Dev Corp.
(Covanta Energy Corp.)
5.25%, 11/01/42	1,000	888,320
Orange Cnty NY Funding Corp.
(The Hamlet at Wallkill)
6.50%, 1/01/46	1,125	982,609
Ulster Cnty NY IDA
(Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	50	41,312
Series A
6.00%, 9/15/37	1,225	805,033
Westchester Cnty NY Local Dev Corp.
(Kendal on Hudson)
5.00%, 1/01/34	3,840	3,810,701

		20,004,217

North Carolina - 0.1%
North Carolina Med Care Comm
(Pennybyrn at Maryfield)
6.00%, 10/01/23	275	271,076
Series A
6.125%, 10/01/35	100	90,731

		361,807

Ohio - 4.2%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	3,715	2,797,209
Erie Cnty OH Hosp
(Firelands Regional Med Ctr)
5.25%, 8/15/46	1,115	1,094,395
Franklin Cnty OH Hlth Care Fac
(First Community Village)
5.625%, 7/01/47	2,300	1,959,554
Hamilton Cnty OH Hlth Care
(Life Enriching Communities)
5.00%, 1/01/42	1,030	961,958
Muskingum Cnty OH Hosp Fac
(Genesis Hlth Sys)
5.00%, 2/15/44	2,500	2,136,400
Pinnacle Cmnty Infra Fin Auth
(Pinnacle Club of Grove City)
Series 2004A
6.25%, 12/01/36	1,000	959,660
S Estrn OH Port Auth Hosp Facs
(Memorial Health Sys)
6.00%, 12/01/42	300	307,065

		10,216,241

	Principal Amount (000)	U.S. $ Value
Oklahoma - 0.5%
Tulsa OK Mun Aprt Trust
(American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	$1,300	$1,164,696

Pennsylvania - 3.8%
Allegheny Cnty PA Hgr Ed Bldg Auth
(Chatham Univ)
Series 2012A
5.00%, 9/01/35	230	219,063
Clairton PA Muni Auth
Series 2012B
5.00%, 12/01/37-12/01/42	580	533,735
Cumberland Cnty PA Mun Auth
(Asbury Atlantic, Inc.)
5.25%, 1/01/41	750	680,347
6.125%, 1/01/45	180	185,895
Montgomery Cnty PA IDA
(Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	200	223,230
Norristown PA Area SD COP
5.00%, 4/01/32	100	97,857
North Eastern PA Hosp & ED Auth
(Wilkes Univ)
Series 2012A
5.25%, 3/01/42	265	259,613
Pennsylvania Econ Dev Fin Auth
(Amtrak)
Series 2012A
5.00%, 11/01/41	1,620	1,551,393
Pennsylvania Turnpike Comm
Series 2013A
5.00%, 12/01/43	4,000	3,962,720
Philadelphia Hosp & Hgr Ed Fac Auth
(Temple Univ Hlth Sys)
Series 2012A
5.625%, 7/01/42	270	236,199
Philadelphia PA GO
Series 2013A
5.00%, 7/15/21	1,200	1,334,436

		9,284,488

Puerto Rico - 2.7%
Puerto Rico Elec Pwr Auth
Series 2007T
5.00%, 7/01/37	1,200	966,948
Series 2012A
5.00%, 7/01/42	525	411,584
Puerto Rico GO
Series 2009C
6.00%, 7/01/39	1,000	907,720
Series 2012A
5.00%, 7/01/41	2,095	1,607,159
5.50%, 7/01/39	1,630	1,358,344
Puerto Rico Ind Med & Envrn Poll Ctl Fac
(Ana G Mendez University Sys)
5.375%, 4/01/42	335	283,390

	Principal Amount (000)	U.S. $ Value
Puerto Rico Pub Fin Corp.
Series 2011B
6.00%, 8/01/26	$100	$97,192
Puerto Rico Sales Tax Fin Corp.
Series 2010C
5.00%, 8/01/35	1,000	890,010

		6,522,347

Rhode Island - 0.1%
Rhode Island Hlth & Ed Bldg Corp.
(Tockwotton Home)
8.375%, 1/01/46	150	169,326

South Carolina - 0.9%
South Carolina Jobs EDA
(Lutheran Homes of South Carolina)
5.00%, 5/01/43	1,000	843,780
5.125%, 5/01/48	1,000	847,300
South Carolina St Public Svc Auth
AMBAC Series 2007A
5.00%, 1/01/32(c)	4,000	412,860

		2,103,940

South Dakota - 0.0%
Sioux Falls SD Hlth Fac
(Dow Rummel Village)
5.00%, 11/15/26	100	93,092

Tennessee - 1.4%
Johnson City TN Hlth & Ed
(Mountain States Health Alliance Auxiliar)
5.00%, 8/15/42	2,790	2,658,675
Shelby Cnty TN Hlth ED & Hsg Fac Brd
(The Village of Germantown)
5.375%, 12/01/47	800	697,440

		3,356,115

Texas - 6.4%
Brazos River TX Hbr Nav Dist
(Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	200	209,388
Central TX Regl Mobility Auth
5.00%, 1/01/42	3,500	3,134,530
6.00%, 1/01/41	120	127,956
Clifton TX Hgr Ed Fac Auth
(Idea Public Schools)
5.00%, 8/15/42	530	487,473
Dallas Fort Worth TX Intl Arpt
Series 2012E
5.00%, 11/01/35	1,500	1,437,720
Gregg Cnty TX Hlth Fac Dev Corp.
(Good Shepherd Hlth Sys)
Series 2012C
5.00%, 7/01/42	1,045	1,010,839
Houston TX Arpt Sys
Series 2012A
5.00%, 7/01/32	185	179,058

	Principal Amount (000)	U.S. $ Value
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28(c)	$400	$431,144
Love Field Arpt Modernization Corp. TX
(Southwest Airlines Co.)
5.00%, 11/01/28	100	96,477
5.25%, 11/01/40	135	131,929
North Texas Ed Fin Corp.
(Uplift Education)
Series 2012A
5.125%, 12/01/42	280	256,424
Red River TX Hlth Facs Dev Corp.
(Wichita Falls Retirement Fndtn)
5.50%, 1/01/32	1,040	993,606
Sanger TX Indl Dev
(German Pellets Gmbh)
Series 2012B
8.00%, 7/01/38	2,200	2,208,052
Tarrant Cnty TX Cult Ed Fac Fin Corp.
(Buckingham Senior Living)
5.50%, 11/15/22	200	202,182
Texas Private Acvty Bond Srfc Trnsp Corp.
(LBJ Managed Lanes Project)
7.00%, 6/30/40	660	750,644
Texas Private Acvty Bond Srfc Trnsp Corp.
(NTE Mobility Partners LLC Project)
6.875%, 12/31/39	200	224,396
Texas Trnsp Comm
(Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	3,485	3,323,435
Travis Cnty TX Hlth Fac
(Longhorn Village)
Series A
7.00%, 1/01/32	200	197,340
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	75	81,423

		15,484,016

Utah - 0.2%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	100	106,142
Utah St Charter Sch Fin Auth
(Early Light Academy)
8.50%, 7/15/46	100	110,738
Utah St Charter Sch Fin Auth
(Hawthorn Academy)
8.25%, 7/15/46	100	108,244
Utah St Charter Sch Fin Auth
(North Star Academy)
Series 2010A
7.00%, 7/15/45	100	107,129

		432,253

Vermont - 0.1%
Vermont EDA
(Wake Robin Corp. Proj)
5.40%, 5/01/33	200	194,310

	Principal Amount (000)	U.S. $ Value
Virginia - 5.1%
Chesapeake Trnsp Sys Toll Road
(Chesapeake VA Toll Road)
Series 2012A
5.00%, 7/15/47	$300	$265,761
Chesterfield Cnty VA EDA
(Brandermill Woods)
5.125%, 1/01/43	1,030	916,504
Fairfax Cnty VA EDA
(Vinson Hall)
Series 2013A
5.00%, 12/01/47	1,955	1,712,639
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	4,715	3,239,252
Virginia College Bldg Auth
(Virginia Lease 21st Century College Prog)
5.00%, 2/01/24 (c)	550	624,833
Virginia Small Business Fin Auth
(95 Express Lanes LLC Proj)
5.00%, 1/01/40	2,600	2,226,926
Virginia Small Business Fin Auth
(Elizabeth River Crossing LLC)
5.50%, 1/01/42	3,580	3,323,314

		12,309,229

Washington - 3.5%
Washington St GO
5.00%, 7/01/24 (c)	1,000	1,134,550
Washington St HFC
(Mirabella Proj)
6.75%, 10/01/47	1,150	1,151,414
Washington St HFC
(Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	2,265	1,971,120
Washington ST Hlth Care Facs Auth
(Multicare Hlth Sys)
Series 2012A
5.00%, 8/15/44	1,000	982,960
Washington ST Hlth Care Facs Auth
(Providence Health)
Series 2012A
5.00%, 10/01/42	3,350	3,284,273

		8,524,317

Wisconsin - 1.7%
Univ of Wisconsin Hosp & Clinic Auth
Series 2013A
5.00%, 4/01/38	4,155	4,039,990

Total Long-Term Municipal Bonds (cost $244,276,477)		222,598,090

Short-Term Municipal Notes - 6.6%
Mississippi - 3.3%
Mississippi Business Fin Corp.
(Chevron USA, Inc.)
Series 2010K
0.05%, 11/01/35(d)	8,000	8,000,000

	Principal Amount (000)	U.S. $ Value
Texas - 3.3%
Gulf Coast TX IDA
(Exxonmobil)
0.03%, 11/01/41 (d)	$8,000	$8,000,000

Total Short-Term Municipal Notes (cost $16,000,000)		16,000,000

Total Municipal Obligations (cost $260,276,477)		238,598,090

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 1.4%
Swaptions - 1.4%
IRS USD RTP Swaption 3 Month USD - LIBOR Expiration: Feb 2014, Exercise Price: $ 3.17 (e)	3,000	361,754
IRS USD RTP Swaption 3 Month USD - LIBOR Expiration: May 2014, Exercise Price: $ 3.16 (e)	3,500	462,083
IRS USD RTP Swaption 3 Month USD - LIBOR Expiration: Jul 2014, Exercise Price: $ 3.11 (e)	4,000	599,786
IRS USD RTP Swaption 3 Month USD - LIBOR Expiration: Aug 2014, Exercise Price: $ 2.96 (e)	3,500	624,851
IRS USD RTP Swaption 3 Month USD - LIBOR Expiration: Sep 2014, Exercise Price: $ 2.97 (e)	3,500	630,812
IRS USD RTP Swaption 3 Month USD - LIBOR Expiration: Aug 2014, Exercise Price: $ 3.85 (e)	6,500	435,174
IRS USD RTP Swaption 3 Month USD - LIBOR Expiration: Sep 2014, Exercise Price: $ 3.85 (e)	6,500	461,171

Total Options Purchased (premiums paid $2,239,363)		3,575,631

	Shares
SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 3.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (f) (cost $8,069,184)	8,069,184	8,069,184

Total Investments - 102.9% (cost $270,585,024) (g)		250,242,905
Other assets less liabilities - (2.9)%		(7,164,039)

Net Assets - 100.0%		$243,078,866

(a)	When-Issued or delayed delivery security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $6,676,097 or 2.7% of net assets.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Non-income producing security.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,017,994 and gross unrealized depreciation of investments was $(22,360,113), resulting in net unrealized depreciation of $(20,342,119).

As of July 31, 2013, the Fund held 0.4% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
IDC	-	Industrial Development Corporation
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MFHR	-	Multi-Family Housing Revenue
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RTP	-	Real Time Pricing
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Shares

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$182,083,519		$40,514,571		$222,598,090
Short-Term Municipal Notes		– 0	–	16,000,000		– 0	–	16,000,000
Options Purchased - Puts		– 0	–	3,575,631		– 0	–	3,575,631
Short-Term Investments		8,069,184		– 0	–	– 0	–	8,069,184

Total Investments in Securities		8,069,184		201,659,150		40,514,571		250,242,905
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$8,069,184		$201,659,150		$40,514,571		$250,242,905

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Long-Term Municipal Bonds	Total
Balance as of 4/30/13	$30,589,637	$30,589,637
Accrued discounts/(premiums)	(4,619)	(4,619)
Realized gain (loss)	(115,104)	(115,104)
Change in unrealized appreciation/depreciation	(3,670,244)	(3,670,244)
Purchases	16,505,711	16,505,711
Sales	(2,679,874)	(2,679,874)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(110,936)	(110,936)

Balance as of 7/31/13+	$40,514,571	$40,514,571

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(3,601,519)	$(3,601,519)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$40,514,571	Third Party Vendor	Evaluated Quotes	$57.18 - $112.88/ $92.79

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 61.9%
Financial Institutions - 32.0%
Banking - 23.7%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16	$365	$387,229
ABN AMRO Bank NV
1.375%, 1/22/16 (a)	350	349,300
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16	500	498,814
Bank of America Corp.
1.25%, 1/11/16	1,045	1,041,370
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16	400	397,037
Barclays Bank PLC
3.90%, 4/07/15	380	397,844
BB&T Corp.
2.05%, 6/19/18	460	457,852
3.95%, 4/29/16	300	321,816
Citigroup, Inc.
1.30%, 4/01/16	1,125	1,116,091
3.953%, 6/15/16	130	137,785
Fifth Third Bancorp
3.625%, 1/25/16	345	364,317
Goldman Sachs Group, Inc. (The)
1.60%, 11/23/15	1,030	1,036,760
3.625%, 2/07/16	147	154,224
HSBC USA, Inc.
2.375%, 2/13/15	560	573,499
ING Bank NV
1.375%, 3/07/16 (a)	485	482,295
JPMorgan Chase & Co.
3.40%, 6/24/15	198	206,822
Series G
1.10%, 10/15/15	705	704,710
KeyBank NA/Cleveland OH
1.65%, 2/01/18	500	490,594
Lloyds TSB Bank PLC
4.875%, 1/21/16	360	390,107
Manufacturers & Traders Trust Co.
1.45%, 3/07/18	310	302,626
Morgan Stanley
1.75%, 2/25/16	730	729,169
3.80%, 4/29/16	194	203,633
PNC Funding Corp.
2.70%, 9/19/16	345	359,917
Royal Bank of Canada Series G
1.45%, 10/30/14	365	369,408
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	389	397,085
SunTrust Banks, Inc.
3.60%, 4/15/16	340	360,676
UBS AG/Stamford CT
3.875%, 1/15/15	380	396,418
Wells Fargo & Co.
1.50%, 7/01/15	190	192,369

	Principal Amount (000)	U.S. $ Value
3.676%, 6/15/16	$334	$357,235

		13,177,002

Brokerage - 0.8%
Nomura Holdings, Inc.
2.00%, 9/13/16	425	422,387

Finance - 1.0%
General Electric Capital Corp.
0.65%, 1/09/15 (b)	265	265,624
1.625%, 7/02/15	305	309,296

		574,920

Insurance - 5.1%
American International Group, Inc.
3.00%, 3/20/15	745	768,757
Berkshire Hathaway, Inc.
1.55%, 2/09/18	365	361,357
Coventry Health Care, Inc.
6.30%, 8/15/14	345	364,166
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	375	392,134
New York Life Global Funding
0.80%, 2/12/16 (a)	400	397,241
Prudential Financial, Inc.
4.75%, 9/17/15	530	572,578

		2,856,233

REITS - 1.4%
HCP, Inc.
3.75%, 2/01/16	373	393,000
Health Care REIT, Inc.
3.625%, 3/15/16	377	396,982

		789,982

		17,820,524

Industrial - 27.3%
Basic - 2.0%
Barrick Gold Corp.
2.90%, 5/30/16	375	373,025
Ecolab, Inc.
2.375%, 12/08/14	355	361,779
PPG Industries, Inc.
6.65%, 3/15/18	325	384,300

		1,119,104

Capital Goods - 0.7%
Republic Services, Inc.
3.80%, 5/15/18	370	392,876

Communications - Media - 3.8%
CBS Corp.
1.95%, 7/01/17	365	365,117
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14	340	355,176

	Principal Amount (000)	U.S. $ Value
NBCUniversal Enterprise, Inc.
0.805%, 4/15/16 (a) (b)	$270	$270,633
NBCUniversal Media LLC
3.65%, 4/30/15	345	362,229
News Amer, Inc.
5.30%, 12/15/14	375	397,695
Time Warner Cable, Inc.
5.85%, 5/01/17	315	344,048

		2,094,898

Communications - Telecommunications - 5.0%
AT&T, Inc.
1.40%, 12/01/17	510	498,605
5.625%, 6/15/16	209	234,393
British Telecommunications PLC
1.625%, 6/28/16	400	403,733
Deutsche Telekom International Finance BV
2.25%, 3/06/17 (a)	380	384,703
Verizon Communications, Inc.
1.25%, 11/03/14	366	368,949
2.00%, 11/01/16	265	271,325
Vodafone Group PLC
1.25%, 9/26/17	370	357,138
5.375%, 1/30/15	261	277,967

		2,796,813

Consumer Cyclical - Automotive - 2.1%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)	415	413,981
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	345	363,040
Volkswagen International Finance NV
0.874%, 11/20/14 (a) (b)	400	401,396

		1,178,417

Consumer Cyclical - Entertainment - 1.3%
Time Warner, Inc.
3.15%, 7/15/15	330	344,482
Viacom, Inc.
6.25%, 4/30/16	350	395,850

		740,332

Consumer Cyclical - Other - 0.6%
Carnival Corp.
1.875%, 12/15/17	360	351,611

Consumer Cyclical - Retailers - 1.3%
CVS Caremark Corp.
3.25%, 5/18/15	340	354,624
Walgreen Co.
1.00%, 3/13/15	395	396,705

		751,329

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 7.7%
AbbVie, Inc.
1.75%, 11/06/17 (a)	$405	$401,625
Allergan, Inc./United States
1.35%, 3/15/18	381	370,943
Altria Group, Inc.
4.125%, 9/11/15	340	363,060
Amgen, Inc.
2.30%, 6/15/16	355	365,790
Coca-Cola Enterprises, Inc.
2.00%, 8/19/16	425	433,381
Gilead Sciences, Inc.
2.40%, 12/01/14	300	306,384
Kroger Co. (The)
4.95%, 1/15/15	370	390,471
Merck & Co., Inc.
1.30%, 5/18/18	530	517,628
PepsiCo, Inc.
0.70%, 2/26/16	370	368,639
Safeway, Inc.
3.40%, 12/01/16	370	386,616
Thermo Fisher Scientific, Inc.
3.20%, 5/01/15	350	362,259

		4,266,796

Energy - 1.4%
Marathon Petroleum Corp.
3.50%, 3/01/16	375	396,040
Valero Energy Corp.
4.50%, 2/01/15	360	378,525

		774,565

Technology - 1.4%
Hewlett-Packard Co.
1.55%, 5/30/14	365	366,606
Xerox Corp.
2.95%, 3/15/17	380	391,154

		757,760

		15,224,501

Utility - 2.6%
Natural Gas - 2.6%
Enterprise Products Operating LLC
3.20%, 2/01/16	269	283,065
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	376	398,078
TransCanada PipeLines Ltd.
0.75%, 1/15/16	400	397,825
Williams Partners LP
3.80%, 2/15/15	375	390,828

		1,469,796

Total Corporates - Investment Grades (cost $34,696,001)		34,514,821

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.0%
Non-Agency Fixed Rate CMBS - 13.0%
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.748%, 3/15/49	$110	$121,250
Commercial Mortgage Pass Through Certificates
Series 2012-CR4, Class A2
1.801%, 10/15/45	400	396,392
Series 2012-CR5, Class A2
1.678%, 12/10/45	487	479,112
Series 2013-CR6, Class A1
0.719%, 3/10/46	221	220,702
Series 2013-CR6, Class A2
2.122%, 3/10/46	478	479,180
Series 2013-LC6, Class A1
0.724%, 1/10/46	136	133,999
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.386%, 7/10/44(a)	500	524,392
Series 2011-LC3A, Class A2
3.642%, 8/10/44	260	275,360
GS Mortgage Securities Corp. II
Series 2013-GC10, Class A1
0.696%, 2/10/46	163	161,189
GS Mortgage Securities Trust
Series 2012-GC6, Class A2
2.539%, 1/10/45	464	477,785
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A1
0.67%, 12/15/47	22	21,382
Series 2013-C10, Class A1
0.73%, 12/15/47	115	113,641
Series 2013-LC11, Class A2
1.855%, 4/15/46	482	475,285
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.085%, 7/15/45	340	338,314
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43	111	123,379
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	426	467,698
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46	225	222,797
Series 2013-C7, Class A2
1.863%, 2/15/46	483	478,041
Series 2013-C8, Class A1
0.777%, 12/15/48	226	223,456
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.647%, 6/11/42	271	306,155

	Principal Amount (000)	U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A1
0.779%, 3/10/46	$222	$220,310
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.726%, 5/15/43	303	335,893
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1
0.734%, 12/15/45	231	229,535
Series 2012-C9, Class A1
0.673%, 11/15/45	149	147,601
Series 2013-C11, Class A1
0.799%, 3/15/45	108	106,792
Series 2013-C12, Class A1
0.735%, 3/15/48	193	191,217

Total Commercial Mortgage-Backed Securities (cost $7,426,134)		7,270,857

MORTGAGE PASS-THROUGHS - 10.9%
Agency ARMs - 5.2%
Federal Home Loan Mortgage Corp.
1.838%, 12/01/42(c)	597	599,107
3.502%, 6/01/40(c)	517	543,314
Series 2010
3.941%, 5/01/40(c)	577	609,159
Federal National Mortgage Association
3.217%, 6/01/41(b)	577	602,397
Series 2012
2.425%, 8/01/42(b)	562	574,339

		2,928,316

Agency Fixed Rate 15-Year - 4.2%
Federal National Mortgage Association
Series 2009
4.00%, 9/01/24	148	157,862
Series 2010
4.00%, 11/01/25	180	190,571
Series 2012
3.00%, 12/01/22-1/01/23	1,896	1,971,704

		2,320,137

Agency Fixed Rate 30-Year - 1.5%
Federal National Mortgage Association
Series 2008
4.50%, 11/01/35	39	41,261
Series 2013
3.00%, 6/01/28	754	776,383

		817,644

Total Mortgage Pass-Throughs (cost $6,144,554)		6,066,097

	Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 8.7%
Autos - Fixed Rate - 5.1%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18	$180	$178,540
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/16	150	150,262
Series 2013-3, Class A3
0.92%, 4/09/18	260	259,059
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)	260	258,228
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16	250	250,920
CarMax Auto Owner Trust
Series 2011-3, Class A4
1.51%, 4/17/17	225	227,753
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)	202	202,832
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17	212	211,877
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	245	246,173
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)	175	173,439
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)	152	151,697
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)	315	313,077
Santander Drive Auto Receivables Trust
Series 2012-1, Class A2
1.25%, 4/15/15	71	70,652
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15	117	116,559

		2,811,068

Credit Cards - Fixed Rate - 2.8%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18	250	249,943
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20	225	220,548
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17	205	225,084

	Principal Amount (000)	U.S. $ Value
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	$200	$200,659
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18	200	199,269
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20	300	296,437
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21	150	146,624

		1,538,564

Autos—Floating Rate - 0.8%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.591%, 9/15/17 (a) (b)	300	299,978
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.571%, 1/15/18 (b)	169	168,087

		468,065

Total Asset-Backed Securities (cost $4,857,601)		4,817,697

COVERED BONDS - 0.4%
DNB Boligkreditt AS
1.45%, 3/21/18 (a) (cost $249,468)	250	243,014

	Shares
SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $1,994,275)	1,994,275	1,994,275

Total Investments - 98.5% (cost $55,368,033)(e)		54,906,761
Other assets less liabilities - 1.5%(f)		850,440

Net Assets - 100.0%		$55,757,201

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	29	September 2013	$6,382,564	$6,389,062	$6,498
Sold Contracts
U.S. T-Note 5 Yr Futures	82	September 2013	10,027,831	9,952,109	75,722
U.S. T-Note 10 Yr (CBT) Futures	13	September 2013	1,638,384	1,643,687	(5,303)

					$76,917

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $5,630,870 or 10.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2013.
(c)	Variable rate coupon, rate shown as of July 31, 2013.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,026 and gross unrealized depreciation of investments was $(482,298), resulting in net unrealized depreciation of $(461,272).
(f)	An amount of U.S. $93,407 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2013.

Glossary:

ARMs	–	Adjustable Rate Mortgages
CBT	–	Chicago Board of Trade
CMBS	–	Commercial Mortgage-Backed Securities
REIT	–	Real Estate Investment Trust

AllianceBernstein Taxable Multi-Sector Income Shares

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$34,514,821		$	– 0	–	$34,514,821
Commercial Mortgage-Backed Securities		– 0	–	7,270,857			– 0	–	7,270,857
Mortgage Pass-Throughs		– 0	–	6,066,097			– 0	–	6,066,097
Asset-Backed Securities		– 0	–	4,817,697			– 0	–	4,817,697
Covered Bonds		– 0	–	243,014			– 0	–	243,014
Short-Term Investments		1,994,275		– 0	–		– 0	–	1,994,275

Total Investments in Securities		1,994,275		52,912,486			– 0	–	54,906,761
Other Financial Instruments* :
Assets:
Futures		82,220		– 0	–		– 0	–	82,220
Liabilities:
Futures		(5,303)		– 0	–		– 0	–	(5,303)

Total^		$2,071,192		$52,912,486		$	– 0	–	$54,983,678

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Tax-Aware Real Return Income Shares

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.4%
Long-Term Municipal Bonds - 93.6%
Alaska - 3.5%
Anchorage AK GO
Series 2012B
5.00%, 8/01/15	$125	$136,249
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	100	108,958

		245,207

Arizona - 2.5%
Arizona Trnsp Brd Highway
Series 2013A
5.00%, 7/01/25	155	174,040

California - 4.1%
Los Angeles CA Wstwtr Sys
Series 2012C
5.00%, 6/01/25	180	201,202
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2011C
5.00%, 5/01/22	80	88,642

		289,844

Colorado - 2.6%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	120	122,855
Series 2012B
5.00%, 11/15/25	55	60,342

		183,197

Florida - 11.4%
Broward Cnty FL Sch Brd COP
Series 2011A
5.25%, 7/01/22	135	151,783
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/16	145	158,527
Florida Brd of Ed GO (Florida GO)
Series 2013A
5.00%, 6/01/17	75	85,827
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	140	154,886
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	100	106,827
Jacksonville FL Sales Tax
5.00%, 10/01/23	50	55,542
Jacksonville FL Trnsp
Series 2012A
5.00%, 10/01/26	85	91,526

		804,918

	Principal Amount (000)	U.S. $ Value
Georgia - 0.6%
Georgia Mun Elec Auth
NPFGC Series 1998A
5.25%, 1/01/14	$45	$45,885

Indiana - 6.6%
Indiana Finance Auth (Indiana SRF)
5.00%, 2/01/27	280	305,724
Indianapolis IN Loc Bond Bank (Indianapolis IN Arpt Auth)
AMBAC
5.25%, 1/01/14	100	101,942
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/26	55	58,927

		466,593

Maryland - 6.6%
Baltimore MD GO
Series 2013B
5.00%, 10/15/16	250	281,865
Maryland GO
5.00%, 3/15/15	170	182,517

		464,382

Massachusetts - 12.2%
Massachusetts Sch Bldg Auth
AGM Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	335	365,947
Massachusetts St Hea (Massachusetts Inst of Tech)
Series 2009O
5.00%, 7/01/16 (a)	310	348,081
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/26	140	152,271

		866,299

Michigan - 5.6%
Michigan Finance Auth (Michigan SRF)
5.00%, 10/01/21	110	128,580
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	50	58,956
Series 2012B
5.00%, 7/01/22	190	208,664

		396,200

Nevada - 0.9%
Clark Cnty NV Arpt (McCarran Airport)
2.50%, 7/01/15	65	67,047

	Principal Amount (000)	U.S. $ Value
New York - 8.9%
Long Island Pwr Auth NY
NPFGC Series 2006D
2.506%, 9/01/15 (b)	$100	$99,814
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	185	202,323
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/26	175	194,392
Series 20131
5.00%, 11/01/16	70	79,164
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2011C
5.00%, 3/15/25	50	55,607

		631,300

North Carolina - 2.9%
North Carolina Cap Impt Lease
Series 2008A
5.00%, 5/01/26	185	203,197

Oklahoma - 4.5%
Oklahoma City OK GO
4.00%, 3/01/15	300	316,908

Oregon - 2.2%
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	140	153,843

Pennsylvania - 1.8%
Pennsylvania GO
Series 2010A
5.00%, 5/01/14	90	93,208
Philadelphia PA Gas Works
Series 2011-1975
5.00%, 7/01/14	35	36,275

		129,483

Puerto Rico - 2.4%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	75	74,177
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.183%, 7/01/28 (b)	135	93,322

		167,499

Texas - 7.4%
Conroe TX ISD GO
5.00%, 2/15/24	180	206,596
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	100	114,590
Lake Travis TX ISD GO
5.00%, 2/15/22	120	141,197

	Principal Amount (000)	U.S. $ Value
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	$55	$60,538

		522,921

Virginia - 2.8%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25	185	201,456

Washington - 4.1%
Central Puget Sound WA RTA
Series 2012P
5.00%, 2/01/25	165	186,400
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	90	100,425

		286,825

Total Long-Term Municipal Bonds (cost $6,657,053)		6,617,044

Short-Term Municipal Notes - 2.8%
Mississippi - 2.8%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2010G
0.04%, 11/01/35 (c) (cost $200,000)	200	200,000

Total Municipal Obligations (cost $6,857,053)		6,817,044

CORPORATES - INVESTMENT GRADES - 4.7%
Financial Institutions - 3.5%
Banking - 3.1%
Bank of America Corp.
1.50%, 10/09/15	47	47,101
7.375%, 5/15/14	25	26,254
Capital One Financial Corp.
2.125%, 7/15/14	13	13,164
Citigroup, Inc.
4.70%, 5/29/15	50	52,987
6.00%, 12/13/13	17	17,331
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	25	25,503
Morgan Stanley
1.75%, 2/25/16	38	37,957

		220,297

Finance - 0.4%
General Electric Capital Corp.
2.15%, 1/09/15	27	27,564

		247,861

	Principal Amount (000)	U.S. $ Value
Industrial - 1.0%
Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13	$14	$14,227
Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	14	14,067
Consumer Non-Cyclical - 0.2%
Actavis, Inc.
1.875%, 10/01/17	15	14,783
Technology - 0.4%
Hewlett-Packard Co.
1.55%, 5/30/14	27	27,119

		70,196

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	13	13,269

Total Corporates - Investment Grades (cost $329,320)		331,326

	Shares
SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $174,432)	174,432	174,432

Total Investments - 103.6% (cost $7,360,805) (e)		7,322,802
Other assets less liabilities – (3.6)%		(252,016)

Net Assets - 100.0%		$7,070,786

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$4,100	1/14/16	0.520%	3 Month LIBOR	$11,697
Barclays Bank PLC	3,700	4/12/16	0.706%	3 Month LIBOR	6,502
Barclays Bank PLC	4,000	1/14/20	1.395%	3 Month LIBOR	179,437
Citibank, NA	250	7/07/23	2.035%	3 Month LIBOR	16,549
JPMorgan Chase Bank, NA	2,400	9/13/17	1.098%	3 Month LIBOR	13,315

					$227,500

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$200	1/31/27	2.628%	CPI#	$(1,505)
Citibank, NA	300	7/02/18	2.084%	CPI#	1,187
Citibank, NA	300	7/19/22	2.400%	CPI#	(1,217)
Citibank, NA	100	12/07/22	2.748%	CPI#	(3,090)
Citibank, NA	200	5/24/23	2.533%	CPI#	(1,846)
Citibank, NA	200	2/08/28	2.940%	CPI#	(7,479)
Deutsche Bank AG	700	6/30/14	1.998%	CPI#	(8,113)
Deutsche Bank AG	800	7/21/14	2.155%	CPI#	(13,937)
Deutsche Bank AG	300	6/20/21	2.655%	CPI#	(12,003)
Deutsche Bank AG	200	9/07/21	2.400%	CPI#	(1,687)
JPMorgan Chase Bank, NA	600	8/17/22	2.523%	CPI#	(6,446)
JPMorgan Chase Bank, NA	100	6/30/26	2.890%	CPI#	(5,383)
JPMorgan Chase Bank, NA	200	7/21/26	2.935%	CPI#	(12,057)
JPMorgan Chase Bank, NA	150	12/23/26	2.484%	CPI#	1,917
JPMorgan Chase Bank, NA	150	2/20/28	2.899%	CPI#	(4,781)

					$(76,440)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Portfolio	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	BCIT3T	8,500,000	0.49%	$8,500	1/14/14	Barclays Bank PLC	$(433,549)
Receive	BCIT3T	1,000,000	0.35%	1,000	4/11/14	Barclays Bank PLC	(41,047)

							$(474,596)

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $334,606.
(b)	Variable rate coupon, rate shown as of July 31, 2013.

(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $99,078 and gross unrealized depreciation of investments was $(137,081), resulting in net unrealized depreciation of $(38,003).

As of July 31, 2013, the Fund held 12.2% of net assets in insured bonds (of this amount 42.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BCIT3T	-	Barclays Capital US Inflation Linked Bonds 1 to 10 Year
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
ETM	-	Escrowed to Maturity
GO	-	General Obligation
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SRF	-	State Revolving Fund

AllianceBernstein Tax-Aware Real Return Income Shares

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,617,044		$	– 0	–	$6,617,044
Short-Term Municipal Notes		– 0	–	200,000			– 0	–	200,000
Corporates - Investment Grades		– 0	–	331,326			– 0	–	331,326
Short-Term Investments		174,432		– 0	–		– 0	–	174,432

Total Investments in Securities		174,432		7,148,370			– 0	–	7,322,802
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	227,500			– 0	–	227,500
Inflation (CPI) Swaps		– 0	–	3,104			– 0	–	3,104
Liabilities:
Inflation (CPI) Swaps		– 0	–	(79,544)			– 0	–	(79,544)
Total Return Swaps		– 0	–	– 0	–		(474,596)		(474,596)

Total^		$174,432		$7,299,430			$(474,596)		$6,999,266

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Total Return Swaps		Total
Balance as of 4/30/13	$(17,118)		$(17,118)
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(457,478)		(457,478)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/13	$(474,596)		$(474,596)

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(457,478)		$(457,478)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2013